Business Combinations	12 Months Ended
Dec. 31, 2010
Business Combinations [Abstract]
BUSINESS COMBINATIONS
6. BUSINESS COMBINATIONS
The Company accounts for its business combinations using the purchase method of accounting. This method requires that the acquisition cost to be allocated to the assets, including separately identifiable intangible assets, and liabilities the Company acquired based on their estimated fair values. The Company makes estimates and judgments in determining the fair value of the acquired assets and liabilities based on independent appraisal reports as well as its experience with similar assets and liabilities in similar industries. If different judgments or assumptions were used, the amounts assigned to the individual acquired assets or liabilities could be materially different.
In 2008, 2009 and 2010, the Company made a number of acquisitions of businesses directly or through its subsidiaries or VIEs with the objective of diversifying its interactive entertainment businesses as follows:
Acquisitions completed in 2010
(1) Mochi Media, Inc. (“Mochi”)
On January 15, 2010, the Group acquired all of the equity interest of Mochi, which operates a leading platform for distributing and monetizing browser-based games worldwide, through Shanda Games. Pursuant to the acquisition agreement, the total purchase consideration was US$64.3 million (equivalent to RMB438.6 million), which consisted of i) US$58.8 million (equivalent to RMB400.9 million) in cash and the issuance of 622,222 Class A ordinary shares of Shanda Games with an aggregate fair value of US$3.3 million (equivalent to RMB22.2 million) on the acquisition date for all of the outstanding shares of Mochi and ii) US$1.9 million (equivalent to RMB13.6 million) in cash and the grant of 962,963 options of Shanda Games to replace the outstanding employee options of Mochi with fair value of US$2.2 million (equivalent to RMB15.5 million) attributable to the pre-combination service period. The incremental value amounting to US$4.2 million of the total cash paid of US$1.9 million and 962,963 options issued by Shanda Games to replace the options issued by Mochi are attributable to post-combination services and should be recognized as share based compensation cost over the post-combination requisite service period.
The Group also granted 2,068,219 restricted shares of Shanda Games to the employees of Mochi on the acquisition date. The restricted shares will vest from 2 years to 4 years and are considered as awards for post combination services. As a result, the compensation expense of about US$10.8 million was recognized on a straight line basis over the vesting period.
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition and the purchase price allocation.

Total purchase price:	RMB
Cash paid by Shanda Games to acquire the outstanding shares of Mochi	400,878,989
Ordinary shares issued by Shanda Games to acquire the outstanding shares of Mochi	22,182,806
Cash paid by Shanda Games to replace options issued by Mochi	13,616,968
Options issued by Shanda Games to replace options issued by Mochi	30,629,002
Share based compensation related to post combination portion	(28,761,778)

438,545,987

	RMB	Amortization period
Cash and cash equivalents	35,097,595
Account receivables	14,181,291
Other current assets	678,176
Acquired intangible assets:
Trademark	218,441,600	20 years
Software technology	184,310,100	7 years
Non-current deferred tax liability	(161,100,680)
Goodwill allocated to Shanda Games segment	163,616,873
Property and equipment, net	1,911,256
Other non-current assets	694,902
Current liabilities	(15,167,114)
Long term liabilities	(4,118,012)

Total purchase price	438,545,987

Total goodwill of RMB163.6 million represents the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired and is not deductible for tax purposes. Goodwill primarily represents the expected synergies from combining game operations of the Group and Mochi and any other intangible benefits that would accrue to the Group that do not qualify for separate recognition.
The fair value of identifiable intangible assets was measured primarily using income approach taking into consideration of the historical financial performance and estimates of future performance of Mochi’s business. The weighted average amortization periods for the identifiable intangible assets acquired are 14.1 years.
(2) Goldcool Holdings Limited (“Goldcool”)
On January 1, 2010, the Group acquired all of the equity interests of Goldcool and its subsidiaries and variable interest entities, an online game developers and operators in China, for a total consideration of RMB120 million in cash.
The allocation of the purchase price of the assets acquired and liabilities assumed based on their fair values was as follows:

	RMB	Amortization period
Cash and cash equivalents	26,729,861
Account receivables	1,755,595
Other current assets	1,933,894
Acquired intangible assets:
Trademark	9,410,000	20 years
Completed technology	17,140,000	3~6 years
Core technology	24,420,000	6 years
Customer base	6,370,000	5 years
Purchased in-process research and development	23,870,000
Non-current deferred tax liability	(17,083,648)
Goodwill allocated to Shanda Games segment	25,077,420
Property and equipment, net	10,202,990
Other non-current assets	924,459
Current liabilities	(10,833,276)
Non-controlling interest	82,705

Total purchase price	120,000,000

Total goodwill of RMB25.1 million represents the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired and is not deductible for tax purposes. Goodwill primarily represents the expected synergies from combining game operations of the Group and Goldcool and any other intangible benefits that would accrue to the Group that do not qualify for separate recognition. In accordance with ASC 805, goodwill is not amortized but is tested for impairment.
The fair value of identifiable intangible assets was measured primarily using income approach taking into consideration of the historical financial performance and estimates of future performance of Goldcool’s business. The weighted average amortization periods for the identifiable intangible assets acquired are 7.2 years. Purchased in-progress research and development of RMB23.9 million was capitalized as an indefinite-lived intangible asset subject to impairment testing until completion or abandonment.
(3) Eyedentity
On September 1, 2010, the Group acquired all of the equity interest of Eyedentity, one of the leading online game developers in Korea, for a total consideration of US$76.5 million (equivalent to RMB520.8 million) in cash, of which US$2.8 million (equivalent to RMB19.2 million) is to replace all of the stock options issued by Eyedentity on the acquisition date. The cash of US$2.8 million has been allocated between pre-combination and post-combination services with US$1.6 (equivalent to RMB10.8 million) million and US$1.2 million (equivalent to RMB8.4 million), respectively. The pre-combination component has been included as purchase consideration in the business combination and the post-combination component was recognized as share based compensation expenses on straight line basis over the remaining vesting period.
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition and the purchase price allocation.

Total purchase price:	RMB
Cash paid by Shanda Games to acquire the outstanding shares of Eyedentity	510,022,504
Cash paid by Shanda Games to replace options issued by Eyedentity	19,176,393
Share based compensation related to post combination portion	(8,399,397)

520,799,500

	RMB	Amortization period
Cash and cash equivalents	25,600,071
Account receivables	36,443,251
Other current assets	468,345
Acquired intangible assets:
Completed technology	270,376,850	6 years
Core technology	85,812,300	10 years
Non-compete agreement	13,621,000	3 years
Purchased in-process research and development	89,217,550
Non-current deferred tax liability	(102,692,836)
Goodwill allocated to Shanda Games segment	123,425,354
Property and equipment, net	5,990,437
Other non-current assets	12,849,831
Current liabilities	(40,312,653)

Total purchase price	520,799,500

Total goodwill of RMB123.4 million represents the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired and is not deductible for tax purposes. Goodwill primarily represents the expected synergies from combining game operations of the Group and Eyedentity and any other intangible benefits that would accrue to the Group that do not qualify for separate recognition.
The fair value of identifiable intangible assets was measured primarily using income approach taking into consideration of the historical financial performance and estimates of future performance of Eyedentity’s business. The weighted average amortization periods for the identifiable intangible assets acquired are 6.7 years.
(4) Ku6 Holding Limited (“Ku6 Holding”)
On January 18, 2010, the Group completed the acquisition of Ku6 Holding and its subsidiaries and VIEs, a leading online video portal in China, through Ku6 by issuing an aggregate of 723,684,204 ordinary shares of Ku6, of which 44,438,100 will replace the options issued by Ku6 Holding and immediately vest without substantive future service requirement. After the completion of this acquisition, the Group owned 100% of equity interests of Ku6 Holding and its subsidiaries and VIEs. The total fair value of the shares issued by Ku6 approximates US$28.9 million (equivalent to RMB197.1 million) based on the share price on the closing date and the difference amounting to US$1.3 million (equivalent to RMB8.8 million) between the fair value of the 44,438,100 shares issued and the fair value of options issued by Ku6 Holding at acquisition date attributable to the pre-combination portion was recorded as share based compensation expense in the consolidated statement of operations and other comprehensive loss. Since the Group has unilateral control of Ku6 Holding, the Group started to consolidate the financial statements of Ku6 Holding from February 1, 2010.
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition and the purchase price allocation.

Total purchase price:	RMB
Ordinary shares issued by Hurray Holding to acquired all of the outstanding shares of Ku6 Holding	185,018,771
Ordinary shares issued by Hurray Holding to replace the options issued by Ku6 Holding	12,104,424
Share based compensation related to post combination portion	(8,770,813)

188,352,382

	RMB	Amortization period
Cash and cash equivalents	2,251,083
Account receivables	22,286,107
Other current assets	5,542,286
Acquired intangible assets:
Trademark	170,000,000	20 years
Software technology	15,000,000	7 years
Customer base	10,000,000	5 years
Non-current deferred tax liability	(32,946,429)
Goodwill allocated to Ku6 segment	42,549,736
Property and equipment, net	24,935,478
Other non-current assets	6,400,000
Current liabilities	(77,665,880)

Total purchase price	188,352,382

Goodwill primarily represents the expected synergies from combining operations of the Company and Ku6 Holding, which are complementary to each other, and any other intangible benefits that would accrue to the Company that do not qualify for separate recognition. Such goodwill is not deductible for tax purposes. The fair value of intangible assets was measured primarily by income approach taking into consideration the historical financial performance and estimates of future performance of Ku6 Holding’s business.
The fair value of intangible assets was measured primarily using income approach taking into consideration of the historical financial performance and estimates of future performance of Ku6 Holding’s business. The weighted average amortization periods for the intangible assets acquired are 18.2 years.
Ku6 Holding is subject to claims and litigations, which may arise in the normal course of business. As of and subsequent to the acquisition date on January 18, 2010, Ku6 Holding was involved in a number of cases in various courts and arbitrations. These cases are substantially related to alleged copyright infringement arising before the acquisition. Accordingly liabilities from contingencies assumed of RMB11.1 million in relation to those cases have been recognized in the current liabilities upon acquisition. The compensation amount was based on judgments handed down by the court and out-of-court settlements or management’s best estimation based on the historical actual compensation amount in recent years and the advice from PRC counsel. There are no accruals for any additional losses related to unasserted claims as there was no manifestation of claims and the amount cannot be reasonably estimated.
(5) Tianjin Rongshuxia Information Co., Ltd. (“Rongshuxia”)
In January 2010, the Group completed the acquisition of a 51% equity interest in the online literature business of Shanghai Rongshuxia Co., Ltd., through a newly established subsidiary, Rongshuxia.
The Group paid an advance of RMB6,900,000 in Rongshuxia in 2009 as capital injection into Rongshuxia. Such payment was recorded as advance payment for the acquisition as of December 31, 2009 since this transaction had not closed as of that date. The selling shareholders also injected RMB500,000 upon incorporation of Rongshuxia in 2010. After incorporation, Rongshuxia purchased the business of Shanghai Rongshuxia Co., Ltd. for RMB2,400,000, which was paid in 2010. The amount of RMB2,400,000 is included in the current liabilities at the acquisition date below. As the Group had paid the investment amount in 2009, upon the completion of the acquisition in 2010, the net cash acquired upon the acquisition of Rongshuxia in 2010 is RMB5,003,858, which is equal to the cash and cash equivalents balance of Rongshuxia of RMB7,403,858 at the acquisition date less the RMB2,400,000 that was paid in 2010 to the selling shareholders.
The allocation of the purchase price of the assets acquired and liabilities assumed based on their fair values was as follows:

	RMB	Amortization Period
Cash and cash equivalents	7,403,858
Acquired identifiable intangible assets:
Brand name	2,500,000	20 years
User List	700,000	5 years
Goodwill allocated to literature segment	3,631,435
Current liabilities	(2,400,000)
Non-current deferred tax liabilities	(200,000)
Non-controlling interests at fair value	(4,735,294)

Total consideration transferred to Rongshuxia	6,900,000

Total goodwill represents the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired and is not deductible for tax purposes. Goodwill primarily represents the expected synergies from combining the online literature business of the Group and Rongshuxia and any other intangible benefits that would accrue to the Company that do not qualify for separate recognition.
The fair value of intangible assets was measured primarily using income approach taking into consideration the historical financial performance and estimates of future performance of Rongshuxia’s business. The weighted average amortization periods for the intangible assets acquired are 16.72 years.
The fair value of non-controlling interests has been determined using income approach including discounted cash flow model and unobservable inputs including assumptions of projected revenue, expenses, capital spending, other costs and a discount rate with regards to the non-controlling discount in recent share transactions made at arms length close to the acquisition date, taking into consideration other factors, as appropriate.
The acquisition agreement also provides that if the initial public offering of Hongwen or its related parties (collectively, the “Listco”) occurs at anytime, Hongwen will swap the shares of Listco with the shares of the non-controlling interest in Rongshuxia. The terms of the swap will be discussed separately at the time of the swap. The Company does not account for such share swap until a separate agreement is signed that clearly states the terms and basis of the share swap between the non-controlling shareholders and the Company.
(6) Tianjin Zhongzhi Bowen Book Co., Ltd. (“Zhongzhi Bowen”)
In April 2010, the Group acquired a 51% equity interest in the offline literature business of Beijing Zhongzhi Bowen Book Co., Ltd. through a newly established subsidiary, Zhongzhi Bowen.
The Group and the selling shareholders injected RMB70,100,000 and RMB4,900,000 respectively into Zhongzhi Bowen upon the incorporation of Zhongzhi Bowen. Out of the RMB70,100,000 paid by the Group, RMB20,000,000 was treated as the post combination compensation expense as discussed below. After incorporation, Zhongzhi Bowen purchased the business of Beijing Zhongzhi Bowen Book Co., Ltd. for RMB45,000,000, which was paid in 2010. The amount of RMB45,000,000 is included in the current liabilities at the acquisition date below. As a result, the net cash paid for the acquisition of Zhongzhi Bowen is RMB25,025,833, which is equal to the total consideration and capitalization of RMB50,100,000 injected in Zhongzhi Bowen and RMB45,000,000 paid for the acquired business net of the cash and cash equivalents balance of RMB70,074,167 of Zhongzhi Bowen at the acquisition date.
According to the agreement, certain selling shareholders of Beijing Zhongzhi Bowen Book Co., Ltd. were required to continue as employees of Zhongzhi Bowen for 5 years from the acquisition date. If the selling shareholders terminate the employment within 5 years, they have to pay back RMB20,000,000 to the Group for the respective payments they received. As a result, the payment of RMB20,000,000 was recorded in other long-term assets as compensation for post combination services and will be charged into the expenses over the 5 years. Total compensation charge was RMB3 million for the year ended December 31, 2010. The transaction results in a bargain purchase as the consideration of RMB20,000,000 is subject to future employment and is considered as compensation expense.
The allocation of the purchase price of the assets acquired and liabilities assumed based on their fair values was as follows:

	RMB	Amortization Period
Cash and cash equivalents	70,074,167
Accounts receivable	1,459,055
Inventories	18,221,795
Other current assets	5,610,605
Acquired intangible assets:
Bookstore relationship	47,800,000	9.8 years
Copyright	16,200,000	9.8 years
Gain on bargain purchase	(6,500,443)
Property and equipment, net	76,464
Deferred tax assets	2,120,700
Current liabilities	(45,000,000)
Non-current deferred tax liabilities	(11,854,500)
Non-controlling interests at fair value	(48,107,843)

Total consideration transferred to Zhongzhi Bowen	50,100,000

The fair value of intangible assets was measured primarily using income approach taking into consideration the historical financial performance and estimates of future performance of Zhongzhi Bowen’s business. The weighted average amortization periods for the intangible assets acquired are 9.8 years.
The fair value of non-controlling interests has been determined using income approach including discounted cash flow model and unobservable inputs including assumptions of projected revenue, expenses, capital spending, other costs and a discount rate with regards to the non-controlling discount in recent share transactions made at arms length close to the acquisition date, taking into consideration other factors, as appropriate.
The gain on bargain purchase of RMB6,500,443 was recognized in the statement of operations and comprehensive loss in 2010.
The acquisition agreement also provides that if the initial public offering of Hongwen or its related parties (collectively, the “Listco”) occurs at anytime, Hongwen will swap the shares of Listco with the shares of the non-controlling interest in Zhongzhi Bowen. The terms of the swap will be discussed separately at the time of the swap. The Company does not account for such share swap until a separate agreement is signed that clearly states the terms and basis of the share swap between the non-controlling shareholders and the Company.
(7) Tianjin Shengda Tianfang Tingshu Information Technology Co., Ltd.(“Tianfang Tingshu”)
In July 2010, the Group completed the acquisition of a 60% equity interest in the online literature business of Beijing Tianfang Jinma Technology Development Co., Ltd., through a newly established subsidiary, Tianfang Tingshu.
The Group injected RMB4,200,000 upon incorporation of Tianfang Tingshu and also paid RMB3,300,000 directly to the selling shareholders. After incorporation, Tianfang Tingshu purchased the business of Beijing Tianfang Jinma Technology Development Co., Ltd. for RMB2,700,000, which was paid in 2010. The amount of RMB2,700,000 is included in the current liabilities at the acquisition date below. As a result, the net cash paid upon the acquisition of Tianfang Tingshu is RMB6,000,000, which is equal to the total amount paid by the Group of RMB3,300,000 to the selling shareholders and RMB2,700,000 paid to selling shareholders for the acquired business.
Per the terms of the acquisition agreement, if Tianfang Tingshu goes into losses within 3 years of the acquisition, the Group has the right to sell its interests to the non-controlling shareholders based on a pre-determined formula. This right represents a put option held by the Group and is measured and recorded at fair value on the acquisition date separately from the acquisition consideration. The put option is an option on an equity instrument, and does not meet the definition of a derivative as it does not require or permit net settlement. In addition, there is no market mechanism to settle the put option outside the contract. Accordingly, in the absence of any specific guidance for non derivative put option, the put option will be carried at cost until settlement.
The non-controlling shareholders have a right to require the Group to purchase the outstanding 40% non-controlling interests held by them after the completion of the acquisition if the Company or its related parties fail to complete an initial public offer within 3 years of the acquisition agreement or there is disagreement between the parties, at a price based on a pre-determined formula. Therefore from the date of consolidation the non-controlling interests are presented as redeemable non-controlling interests on the balance sheet and such amount will be accreted to the redemption value as the redemption is considered probable. As the initial public offering cannot be anticipated or considered probable until it happens, the redemption of non-controlling interests is considered probable and the changes in the redemption value will be recognized immediately in the income (loss) attributable to redeemable non-controlling interest and adjust the carrying amount to the redemption value at the end of each reporting period. As the redemption value of the redeemable non-controlling interests at December 31, 2010 is less than the carrying amount, no accretion was recognized during the year 2010.
The allocation of the purchase price of the assets acquired and liabilities assumed based on their fair values was as follows:

RMB
Total consideration transferred to Tianfang Tingshu and selling shareholders:
Consideration transferred to Tiangfang Tingshu and Selling shareholders	7,500,000
Fair value of the put option	(100,000)

7,400,000

	RMB	Amortization Period
Cash and cash equivalents	4,200,000
Other current assets	1,700,000
Acquired intangible assets:
Brand name	4,800,000	19.58 years
User list	1,000,000	5 years
Goodwill allocated to literature segment	446,429
Deferred tax assets	2,075,000
Non-current deferred tax liabilities	(1,450,000)
Fair value of redeemable non-controlling interests	(3,671,429)

Total consideration transferred to Tianfang Tingshu and selling shareholders	7,400,000

Total goodwill represents the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired and is not deductible for tax purposes. Goodwill primarily represents the expected synergies from combining the online literature business of the Group and Tianfang Tingshu and any other intangible benefits that would accrue to the Company that do not qualify for separate recognition.
The fair value of intangible assets was measured primarily using income approach taking into consideration of the historical financial performance and estimates of future performance of Tianfang Tingshu’s business. The weighted average amortization periods for the intangible assets acquired are 17.07 years.
The fair value of redeemable non-controlling interests has been determined using income approach including discounted cash flow model and unobservable inputs including assumptions of projected revenue, expenses, capital spending, other costs and a discount rate with regards to the non-controlling discount in recent share transactions made at arms length close to the acquisition date, taking into consideration other factors, as appropriate. The fair value of the embedded put option was RMB100,000.
The acquisition agreement also provides that if the initial public offering of Hongwen or the Listco occurs at anytime, Hongwen will swap the shares of Listco with the shares of the non-controlling interest in Tianfang Tingshu. The terms of the swap will be discussed separately at the time of the swap. The Company does not account for such share swap until a separate agreement is signed that clearly states the terms and basis of the share swap between the non-controlling shareholders and the Company.
(8) Acquisition of Xiaoxiang Shuyuan (Tianjin) Culture Development Co., Ltd. (“Xiaoxiang Shuyuan”)
In June 2010, the Group completed the acquisition of a 70% equity interest in Suzhou Jingwei Network Technology Co., Ltd. for a consideration of RMB 19,825,000 in cash. Further, the Group and the selling shareholders also agreed to establish a new company of Xiaoxiang Shuyuan with similar shareholding interests. Suzhou Jingwei Network Technology Co., Ltd. transferred its business to Xiaoxiang Shuyuan for no consideration.
The Group paid RMB19,825,000 to the selling shareholders and paid RMB6,800,000 to establish Xiaoxiang Shuyuan. Out of this total payment of RMB26,625,000, RMB16,000,000 was treated as the post combination compensation expense as discussed below. As a result, the net cash paid upon the acquisition of Xiaoxiang Shuyuan is RMB3,556,361 which is equal to the difference between the purchase consideration of RMB10,625,000 and the cash and cash equivalents balance of RMB7,068,639 of Xiaoxiang Shuyuan at the acquisition date.
According to the agreement, certain selling shareholders of Suzhou Jingwei Network Technology Co., Ltd. are required to continue as employees of Xiaoxiang Shuyuan for 3 years from the acquisition date. If the selling shareholders terminate the employment within 3 years, they have to pay back of RMB16,000,000 to the Group certain penalty which links to the acquisition payment made by the Group. As a result, the payment of RMB16,000,000 was recorded in other long-term assets as compensation for post-combination services and will be charged into the expenses over the 3 years. Total compensation charge was RMB3.1 million for the year ended December 31, 2010.

	RMB	Amortization Period
Cash and cash equivalents	7,068,639
Other current assets	947,621
Acquired intangible assets:
Brand name	6,700,000	19.6 years
Writer contracts	5,200,000	5.6 years
Telecom relationship	100,000	9.6 years
User list	900,000	5.0 years
Goodwill allocated to literature segment	1,036,515
Property and equipment, net	47,735
Non-current deferred tax liabilities	(3,225,000)
Non-controlling interests at fair value	(8,150,510)

Total consideration transferred to Xiaoxiang Shuyuan and selling shareholders	10,625,000

Total goodwill represents the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired and is not deductible for tax purposes. Goodwill primarily represents the expected synergies from combining the online literature business of the Group and Xiaoxiang Shuyuan and any other intangible benefits that would accrue to the Company that do not qualify for separate recognition.
The fair value of intangible assets was measured primarily using income approach taking into consideration of the historical financial performance and estimates of future performance of Xiaoxiang Shuyuan’s business. The weighted average amortization periods for the intangible assets acquired are 12.86 years.
The fair value of non-controlling interests has been determined using income approach including discounted cash flow model and unobservable inputs including assumptions of projected revenue, expenses, capital spending, other costs and a discount rate with regards to the non-controlling discount in recent share transactions made at arms length close to the acquisition date, taking into consideration other factors, as appropriate.
The acquisition agreement also provides that if the initial public offering of Hongwen or the Listco occurs at anytime, Hongwen will swap the shares or option to acquire shares of Listco with the shares of the non-controlling interests in Xiaoxiang Shuyuan. The terms of the swap will be discussed separately at the time of the swap. The Company does not account for such share swap until a separate agreement is signed that clearly states the terms and basis of the share swap between the non-controlling shareholders and the Company.
(9) Acquisition of Tianjin Yueduwang Technology Co., Ltd. (“Cuilong”)
In November 2010, the Group completed the acquisition of a 53.5% equity interest in the online literature business of Shanghai Cuilong Culture Communication Co., Ltd.. Further, the Group and the selling shareholders also agreed to establish a new company of Cuilong with similar shareholding interests. Shanghai Cuilong Culture Communication Co., Ltd. transferred some of its assets to Cuilong for no consideration.
The Group paid RMB4,000,000 to the selling shareholders, which was used by the selling shareholders to establish Cuilong, and RMB 3,500,000 was payable to selling shareholders as of December 31, 2010 (Note 20). In addition, the Group has to inject RMB5,340,000 into Cuilong, which has not been completed as of December 31, 2010 and this amount was eliminated upon consolidation. Out of the total paid and payable amount of RMB12,840,000, RMB3,740,000 was treated as the post combination compensation expense as discussed below. As a result, the net cash received upon the acquisition of Cuilong is RMB3,780,131, which is equal to the cash payment of RMB4,000,000 netting off the compensation of RMB3,740,000 and cash and cash equivalents balance RMB4,040,131 of Cuilong at the acquisition date.
According to the agreements, there are further contingent payments to the selling shareholders based on Cuilong’s operating performance. The contingent payments will be paid in cash if Cuilong exceeds the performance target. If not, the selling holders are obligated to transfer certain Cuilong’s shares or make cash payments to the Company. Such contingent consideration receivable is at the acquisition date based on the fair value of RMB5.7 million as based on the operating history of Cuilong, it is probable that Cuilong will miss the performance target. The contingent consideration receivable is classified within Level 3 of fair value hierarchy and measured on a recurring basis (Note 19). The contingent consideration will be settled by October 2012. The contingent consideration in this acquisition is re-measured to fair value at each reporting date until the contingency is resolved and the changes in fair value are recognized in earnings. As of December 31, 2010, the fair value of the contingent consideration did not change from that at the acquisition date as the actual performance of Cuilong was behind the target as of December 31, 2010.
According to the agreement, certain selling shareholders of Shanghai Cuilong Culture Communication Co., Ltd. are required to continue as the employees of Cuilong for 3 years. If the selling shareholders terminate the employment within 3 years, they have to pay back RMB3,740,000 to the Group certain penalty which links to the acquisition payment made by the Group. As a result, the payment of RMB3,740,000 was recorded in other long-term assets as compensation for post-combination services and will be charged into expenses over 3 years. Total compensation charge was RMB0.2 million for the year ended December 31, 2010. The transaction results in a bargain purchase as the consideration of RMB3,740,000 is subject to future employment and is considered as compensation expense.
The allocation of the purchase price of the assets acquired and liabilities assumed based on their fair values was as follows:

RMB
Total consideration transferred to Cuilong and selling shareholders:
Consideration transferred to Cuilong and selling shareholders	9,100,000
Contingent consideration receivable	(5,678,571)

3,421,429

	RMB	Amortization Period
Cash and cash equivalents	4,040,131
Accounts receivable	143,911
Other current assets	5,450,111
Acquired intangible assets:
Brand name	3,700,000	19.2 years
User list	400,000	5 years
Gain on bargain purchase	(897,102)
Property and equipment, net	208,806
Current liabilities	(627,999)
Non-current deferred tax liabilities	(1,025,000)
Non-controlling interests at fair value	(7,971,429)

Total consideration transferred to Cuilong and selling shareholders	3,421,429

The fair value of intangible assets was measured primarily using income approach taking into consideration the historical financial performance and estimates of future performance of Cuilong’s business. The weighted average amortization periods for the intangible assets acquired are 17.81 years.
The fair value of non-controlling interests has been determined using income approach including discounted cash flow model and unobservable inputs including assumptions of projected revenue, expenses, capital spending, other costs and a discount rate with regards to the non-controlling discount in recent share transactions made at arms length close to the acquisition date, taking into consideration other factors, as appropriate.
The gain on bargain purchase of RMB897,102 was recognized in the statement of operations and comprehensive loss in 2010.
(10) Acquisition of Beijing Wangwen Xinyue Technology Co., Ltd. (“Wangwen Xinyue”)
In May 2010, the Group completed the acquisition of a 55% equity interest in the online literature business of Beijing Yuedu Internet Technology Co., Ltd., through a newly established subsidiary, Wangwen Xinyue.
The Group paid RMB23,500,000 to the selling shareholders and injected RMB4,000,000 to Wangwen Xinyue. After incorporation, Wangwen Xinyue purchased the business of Beijing Yuedu Internet Technology Co., Ltd. for RMB1,000,000, which was paid subsequent to the acquisition in 2010. The net cash paid relating to the acquisition of Wangwen Xinyue is RMB22,109,766, which is equal to the total consideration of RMB27,500,000 and RMB1,000,000 paid for the acquired business netting off the cash and cash equivalents balance of RMB6,390,234 of Wangwen Xinyue at the acquisition date.
According to the agreements, there are further contingent payments based on Wangwen Xinyue’s operating performance. The contingent payments will be paid in cash if Wangwen Xinyue exceeds the performance target. If not, the selling shareholders are obligated to transfer certain Wangwen Xinyue’s shares to the Company. Such contingent payments are recorded as contingent consideration based on the fair value of zero, which is classified within Level 3 of fair value hierarchy and measured on a recurring basis. The contingent consideration has been settled by March 31, 2011. The contingent consideration in this acquisition is re-measured to fair value at each reporting date until the contingency is resolved and the changes in fair value are recognized in earnings. As of the acquisition date and December 31, 2010, the fair value of the contingent consideration is not material.
The non-controlling shareholders have a right to require the Group to purchase the outstanding non-controlling interests held by them after the completion of the acquisition if the Company or its related parties fail to complete an initial public offer by December 31, 2011 at a price based on a pre-determined formula. Therefore from the date of consolidation the non-controlling interests are presented as redeemable non-controlling interests on the balance sheet and such amount will be accreted to the redemption value as the redemption is considered probable. As the initial public offering cannot be anticipated or considered probable until it happens, the redemption of non-controlling interests is considered probable and the changes in the redemption value will be recognized immediately in the income (loss) attributable to redeemable non-controlling interest and adjust the carrying amount to the redemption value at the end of each reporting period. As the redemption value of the non-controlling interests at December 31, 2010 is less than the carrying amount, no accretion was recognized during the year 2010.
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition.

RMB
Total consideration transferred to Wangwen Xinyue and selling shareholders:
Consideration transferred to Wangwen Xinyue and selling shareholders	27,500,000
Contingent Consideration	—

27,500,000

	RMB	Amortization Period
Cash and cash equivalents	6,390,234
Accounts receivable	2,043,235
Other current assets	238,039
Acquired intangible assets:
Brand name	10,100,000	19.7 years
Writer contracts	10,000,000	5.7 years
Copyright	500,000	5.7 years
Telecom relationship	2,200,000	9.7 years
User list	400,000	5 years
Goodwill allocated to literature segment	25,571,731
Property and equipment, net	214,300
Current liabilities	(3,415,981)
Non-current deferred tax liabilities	(5,600,000)
Fair value of redeemable non-controlling interests	(21,141,558)

Total consideration transferred to Wangwen Xinyue and selling shareholders	27,500,000

Total goodwill represents the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired and is not deductible for tax purpose. Goodwill primarily represents the expected synergies from combining the online literature business of the Group and Wangwen Xinyue and any other intangible benefits that would accrue to the Company that do not qualify for separate recognition.
The fair value of intangible assets was measured primarily using income approach taking into consideration of the historical financial performance and estimates of future performance of Wangwen Xinyue’s business. The weighted average amortization periods for the intangible assets acquired are 12.16 years.
The fair value of redeemable non-controlling interests has been determined using income approach including discounted cash flow model and unobservable inputs including assumptions of projected revenue, expenses, capital spending, other costs and a discount rate with regards to the non-controlling discount in recent share transactions made at arms length close to the acquisition date, taking into consideration other factors, as appropriate. The fair value of the embedded put option was RMB3,200,000.
The acquisition agreement also provides that if the initial public offering of Hongwen or the Listco occurs at anytime, Hongwen will swap the shares of Listco with the shares of the non-controlling interest in Wangwen Xinyue. The terms of the swap will be discussed separately at the time of the swap. The Company does not account for such share swap until a separate agreement is signed that clearly states the terms and basis of the share swap between the non-controlling shareholders and the Company.
(11) Acquisition of Sun Shine Holdings (BVI) Limited (“Sun Shine”)
In December 2010, the Group completed the acquisition of an 80% equity interest in the video copyright distribution business of Sun Shine Holdings (BVI) Limited and its subsidiary for a total consideration of RMB73.1 million in cash.
The provisional allocation of the purchase price of the assets acquired and liabilities assumed based on their fair values was as follows:

	RMB	Amortization period
Cash and cash equivalents	8,189,230
Account receivables	35,869,448
Other current assets	90,164,704
Intangible assets	127,779,474	1~3 years
Goodwill to allocated to other segment	41,245,372
Property and equipment, net	1,596,482
Other non-current assets	1,583,281
Current liabilities	(182,701,318)
Long term liabilities	(36,000,000)
Non-controlling interest	(14,621,112)

Total purchase price	73,105,561

Total goodwill of RMB41.2 million represents the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired and is not deductible for tax purpose. Goodwill primarily represents the expected synergies from combining the online video operations of the Group and Sun Shine and any other intangible benefits that would accrue to the Group that do not qualify for separate recognition. In accordance with ASC 805, goodwill is not amortized but is tested for impairment.
The fair value of non-controlling interests has been determined using income approach including discounted cash flow model and unobservable inputs including assumptions of projected revenue, expenses, capital spending, other costs and a discount rate with regards to the non-controlling discount in recent share transactions made at arms length close to the acquisition date, taking into consideration other factors, as appropriate.
The acquisition agreement also provides that if the initial public offering of Sun Shine does not occur within 3 years, the Group will negotiate with the selling shareholders to swap the shares of Ku6 with the shares of the non-controlling interest in Sun Shine. The terms of the swap will be discussed separately at the time of the swap. The Group does not account for such share swap until a separate agreement is signed that clearly states the terms and basis of the share swap between the non-controlling shareholders and the Group.
(12) Other acquisitions
In April 2010, the Group acquired 52.5% of the equity interest in an online table game company in China for a total consideration of RMB13 million in cash, of which RMB0.6 million was prepaid in 2009. Total identifiable intangible assets acquired of approximately RMB18.6 million mainly represent trademark and customer base.
In April 2010, the Group acquired 100% of the equity interest in a maternity service company for a total consideration of RMB15.3 million in cash. Total goodwill arising from this acquisition was approximately RMB39.4 million. No identifiable intangible asset was recognized due to immaterial.
In May 2010, the Group acquired 100% of the equity interest in a wireless value added service company for a total consideration of RMB2.7 million. Total goodwill arising from this acquisition was approximately RMB2.2 million. No identifiable intangible asset was recognized due to immaterial.
In July 2010, the Group acquired 100% of the equity interest of a global micropayment solution provider, which mainly provides the service in South East Asia. Pursuant to the acquisition agreement, the total purchase consideration was RMB17 million (equivalent to US$2.5 million) in cash. Total identifiable intangible assets acquired of approximately RMB13.7 million mainly represent trademark and billing platform and total goodwill arising from this acquisition was approximately RMB4.7 million.
In September 2009, the Group acquired 45% of the equity interest in a browser-based online game company in China for a total consideration of RMB2 million in cash. In October 2010, the Group acquired an additional 6% equity interest in this company from its non-controlling shareholder for a consideration of RMB0.8 million in cash. The Group recognized RMB4.7 million gain on previously held equity interest upon the control is obtained. Total identifiable intangible assets acquired of approximately RMB17.3 million mainly represent the website platform.
In November 2010, the Group acquired 100% of the equity interest of a software development and service company for a total consideration of RMB18 million in cash. Total identifiable intangible assets acquired of approximately RMB22.7 million mainly represent completed technology.
In December 2010, the Group acquired 80% of the equity interest of a company engaged in rendering management software to internet cafe for a total consideration of RMB3 million, of which RMB2 million are cash and RMB1 million are other assets. Total identifiable intangible assets acquired of approximately RMB2.4 million mainly represent non-compete agreements.
In December 2010, the Group acquired 80% of the equity interest of a software company for a total consideration of RMB6.7 million in cash. Total identifiable intangible assets acquired of approximately RMB5.4 million mainly represent core technology.
The following table summarizes the allocation of the purchase price for all of the above eight acquisitions:

RMB
Cash and cash equivalents	15,058,738
Account receivables	3,650,161
Other current assets	17,339,028
Acquired intangible assets	80,006,725
Goodwill	46,331,994
Property and equipment, net	19,028,439
Other non-current assets	1,645,165
Current liabilities	(36,223,786)
Long term liabilities	(26,224,072)
Non-current deferred tax liabilities	(18,839,810)
Non-controlling interest	(19,279,410)

Total purchase price	82,493,172

Total goodwill represents the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired and is not deductible for tax purposes. Goodwill primarily represents the expected synergies from combining the relating businesses of the Group and these acquired businesses and any other intangible benefits that would accrue to the Company that do not qualify for separate recognition.
The fair value of intangible assets was measured primarily using income approach taking into consideration of the historical financial performance and estimates of future performance of the acquired businesses. The weighted average amortization periods for the intangible assets acquired are 6.4 years.
The fair value of non-controlling interests has been determined using income approach including discounted cash flow model and unobservable inputs including assumptions of projected revenue, expenses, capital spending, other costs and a discount rate with regards to the non-controlling discount in recent share transactions made at arms length close to the acquisition date, taking into consideration other factors, as appropriate.
Unaudited Pro-forma information on 2010 acquisitions
The financial results of each of the businesses acquired in 2010 have been included in the consolidated statements of operations and comprehensive loss since the respective acquisition dates. The amount of revenues and net loss of these businesses included in the consolidated statements of operations and comprehensive loss for 2010 were RMB473.7 million and RMB273.4 million, respectively.
The following unaudited pro forma consolidated financial information reflects the results of operations for the years ended December 31, 2009 and 2010, as if the respective acquisitions had occurred on January 1, 2009 and 2010, and after giving effect to purchase accounting adjustments. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisitions actually took place on the beginning of the periods presented, and may not be indicative of future operating results.

	December 31,	December 31,
	2009	2010
	RMB	RMB

Net revenues	5,449,189,288	5,666,776,735
Net income attributable Shanda Interactive Entertainment Limited	1,467,309,933	567,920,009
The pro forma net income for 2009 and 2010 includes RMB85.3 million and RMB53.8 million for the amortization of identifiable intangible assets and RMB22.6 million and RMB5.2 million amortization of deferred tax liability using the actual effective income tax rate of the respective acquired businesses in 2009 and 2010 as well as considering the impact of net loss attributable to non-controlling and redeemable non-controlling interests.
Acquisitions completed in 2009
(1) Ku6 (formerly known as Hurray! Holding Co., Limited before August 17, 2010)
In July 2009, the Group acquired, by means of a tender offer, 1,155,045,300 ordinary shares of Ku6, a NASDAQ listed company engaged in artist development, music production and wireless music distribution and other wireless value-added services in China, at a purchase price of US$0.04 per share for a total consideration in cash of approximately US$46.2 million (equivalent to RMB315.6 million). As a result, the Group held 52.6% equity interests in Ku6 and became the majority shareholder of Ku6. Since Shanda has unilateral control of Ku6, the Company started to consolidate Ku6’s financial statements since then. The Company believed the acquisition of Ku6 was an integral piece of the Company’s strategy to diversify its interactive entertainment content.
The allocation of the purchase price of the assets acquired and liabilities assumed based on their fair values was as follows:

RMB
Cash and cash equivalents	331,222,000
Short-term investments	68,299,000
Other current assets	62,928,000
Identifiable intangible assets	161,149,000
Goodwill	25,935,000
Other non-current assets	12,529,000
Current liabilities	(71,289,000)
Other non-current liabilities	(2,020,000)
Non-controlling interests at fair value	(273,111,000)

Purchase price	315,642,000

Total identifiable intangible assets acquired upon consolidation, mainly include relationship with Telecom Operators of RMB149.6 million and trademark of RMB11.6 million, which have estimated useful lives of 10 years and 20 years, respectively. Total goodwill of RMB25.9 million primarily represents the expected synergies from combining operations of the Company and Ku6, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Company that do not qualify for separate recognition. In accordance with ASC 350, goodwill is not amortized but is tested for impairment and is not deductible for tax purpose.
The fair value of non-controlling interest in Ku6 has been determined mainly based on the number of shares held by non-controlling shareholders and the prices in recent share transactions made at open market close to the acquisition date, taking into consideration other factors, as appropriate.
In September 2009, the Company further acquired a 3.6% equity interest in Ku6, for a consideration of US$3.1 million (equivalent to RMB21.3 million) and increased its total equity interest in Ku6 from 52.6% to 56.2%. The excess portion amounting to RMB2.6 million of the cash paid over the adjustment to the carrying amount of non-controlling interests of RMB18.7 million was recognized as a decrease in additional paid in capital attributable to the Company. (Note 23)
(2) Suzhou Jinyou Digital Technology Co., Ltd.
In December 2009, the Group acquired a 70% equity interest of Suzhou Jinyou Digital Technology Co., Ltd. (“Jinyou”), a developer and operator of online chess game and board games in China for a total consideration of RMB70,000,000 in cash.
The allocation of the purchase price of the assets acquired and liabilities assumed based on their fair values was as follows:

RMB
Cash and cash equivalents	2,354,000
Other assets	3,745,000
Identifiable intangible assets	118,021,000
Deferred tax liabilities	(29,505,000)
Total liabilities	(615,000)
Non-controlling interests at fair value	(24,000,000)

Purchase price	70,000,000

Total identifiable intangible assets acquired upon consolidation, mainly including partnership agreements of RMB88.9 million and core technology of RMB29.1 million, both have estimated useful lives of 4 years.
The fair value of non-controlling interest has been determined using income approach including discounted cash flow model and unobservable inputs including assumptions of projected revenue, expenses, capital spending, other costs and a discount rate taking into consideration other factors, as appropriate.
(3) Chengdu Simo
In July 2009, the Group acquired a 100% equity interest of Chengdu Simo Technology Co., Ltd. (“Chengdu Simo”), a developer and operator of MMORPGS in China. Pursuant to the acquisition agreement, the total purchase consideration was RMB148.8 million in cash, of which RMB48.8 million is still outstanding as of December 31, 2010 and will be paid when a game named “Qi Xia Tian Xia” achieve certain milestone by Chengdu Simo.
The purchase price of Chengdu Simo was allocated as follows:

RMB
Cash	6,374,000
Other assets	26,885,000
Identifiable intangible assets	104,300,000
Purchased in-progress research and development	6,000,000
Deferred tax liabilities	(11,723,000)
Goodwill	53,532,000
Current liabilities	(36,568,000)

Purchase price	148,800,000

Total identifiable intangible assets acquired upon consolidation mainly include software technology of RMB83.3 million and non-compete agreement of RMB21.0 million, and their estimated useful lives are 3.0 to 7.5 years and 5 years, respectively. Purchased in-progress research and development of RMB6 million were capitalized as an indefinite-lived intangible asset subject to impairment testing until completion or abandonment. Total goodwill of RMB53.5 million represents the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired and is not deductible for tax purposes. Goodwill primarily represents the expected synergies from combining game operations of the Company and Chengdu Simo and any other intangible benefits that would accrue to the Company that do not qualify for separate recognition. In accordance with ASC 350, goodwill is not amortized but is tested for impairment and is not deductible for tax purpose.
(4) Tianjing Huawen Tianxia Book Co., Ltd. (“Huawen Tianxia”)
In July 2009, the Group completed the acquisition of 51% of equity interest in the offline literature business of Tianjing Huawen Tianxia Book Co., Ltd., through a newly established subsidiary, Huawen Tianxia.
The Group and the selling shareholders injected RMB40,000,000 and RMB5,000,000 upon incorporation of Huawen Tianxia, respectively. After incorporation, Huawen Tianxia purchased the business of Tianjing Huawen Tianxia Book Co., Ltd. for RMB22,500,000, of which RMB21,853,374 was paid in 2009 and RMB646,626 was paid in 2010. The amount of RMB22,500,000 is included in the current liabilities at the acquisition date below.
In 2010, the Company finalized the appraisal of the identifiable intangible assets and finalized the purchased price allocation. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition including the impact of the measurement period adjustment.

RMB
Cash and cash equivalents	45,000,500
Inventory	9,918,895
Other assets	4,368,858
Identifiable intangible assets	22,700,000
Goodwill allocated to literature segment	11,363,231
Property and equipment, net	295,246
Deferred tax assets	1,979,250
Current liabilities	(22,500,000)
Non-current deferred tax liabilities	(5,675,000)
Non-controlling interests at fair value	(27,450,980)

Total consideration transferred to Huawen Tianxia	40,000,000

Total identifiable intangible assets acquired mainly include bookstore relationship of RMB13.3 million and copyright of RMB9.4 million, which have an estimated useful life of 6.5 years and 9.5 years, respectively. Total goodwill represents the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired and is not deductible for tax purpose. Goodwill primarily represents the expected synergies from combining the offline literature business of the Group and Huawen Tianxia and any other intangible benefits that would accrue to the Company that do not qualify for separate recognition. In accordance with ASC 350, goodwill is not amortized but is tested for impairment and is not deductible for tax purpose.
The fair value of non-controlling interests has been determined using income approach including discounted cash flow model and unobservable inputs including assumptions of projected revenue, expenses, capital spending, other costs and a discount rate with regards to the non-controlling discount in recent share transactions made at arms length close to the acquisition date, taking into consideration other factors, as appropriate.
(5) Other acquisitions in 2009
In December 2008, the Group acquired 20% of equity interest in Shanghai Caiqu Networking Technology Co., Ltd. (“Caiqu”), a web-game community operator in China for a total consideration of RMB4,000,000 in cash (Note 14). To further enhance the Company’s strategy of diversifying its entertainment content offering, the Group acquired the remaining 80% equity interest in Caiqu for a consideration of RMB15,000,000 in cash in November 2009. As Caiqu did not have significant operations in 2009, the Group believes the difference between fair value and carrying amount of the previously held equity investment is not material and no gain or loss was recognized. Total identifiable intangible assets acquired of approximately RMB14,942,000 mainly represents the software technology, which have an estimated useful life of 5 years.
In 2009 the Group also acquired 63.4%, 100% and 100% of the equity interests in three tourism companies, respectively, which own several famous tourists attractions in Zhejiang province. Total consideration for these acquisitions was RMB3,170,000, RMB8,000,000 and RMB12,425,000, respectively, among which RMB3,170,000 and RMB8,000,000 was prepaid in 2008. Following the acquisition of 63.4% of equity interest in one of the three tourism companies, the Group acquired all of the remaining 36.6% equity interest in that company from its non-controlling shareholders for a consideration of RMB2,287,500 in cash in July 2009. The excess portion of approximately RMB2.0 million of the cash paid over the adjustment to the carrying amount of non-controlling interests of RMB0.3 million was recognized as a decrease in additional paid in capital attributable to the Company. Total identifiable intangible assets acquired of approximately RMB10,420,000 mainly represents the qualification of national 4A tourists attractions for several scenic spots, which have an estimated useful life of 5 years.
Acquisitions completed in 2008
In 2008, the Group incurred an aggregate upfront cash consideration of approximately RMB20,845,000 to the sellers to acquire 75% equity interest of Shanghai Yisheng Network Technology Co., Ltd., a company engaged in providing in-game radio broadcasting service in China, and 60% equity interest of Hong Xiu Tian Xiang Science and Technology Development (Beijing) Co., Ltd., a leading developer and operator of online literature in China. Total identifiable intangible assets acquired of approximately RMB16,985,000 consist of software technology and customer base which are being amortized on a straight line basis over economic lives of five years estimated by the Company.
In July 2009, the Group acquired additional equity interest in Hong Xiu Tian Xiang Science and Technology Development (Beijing) Co., Ltd. from 60% to 71% by increasing its share capital for a total consideration of RMB15,000,000 in cash. As a result of the capital injection, the non-controlling shareholders’ equity interest in Hongxiu increased by approximately RMB3.7 million and the Company recognized the corresponding decrease of its investment in Hongxiu as a deduction in additional paid in capital attributable to the Company.
Pursuant to the purchase agreement of Yisheng, the Group was also required to make contingent payment to the selling shareholders if Yisheng exceeded a pre-set target including both financial and non-financial performance. In June 2010, the Group paid additional RMB4.5 million to the selling shareholders of Yisheng, which was recorded as additional goodwill.